--------------------------------------------------------------------------------

                               John Hancock Funds







                                European Equity
                                      Fund





                               SEMIANNUAL REPORT





                                 APRIL 30, 1998

--------------------------------------------------------------------------------

                    John Hancock Funds - European Equity Fund


                                    Trustees
                             Edward J. Boudreau, Jr.
                               Dennis S. Aronowitz
                            Richard P. Chapman, Jr.*
                               William J. Cosgrove
                                Douglas M. Costle
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Gail D. Fosler
                                William F. Glavin
                                 Anne C. Hodsdon
                                  John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt*
                               Richard S. Scipione
                                Edward Spellman*
                        * Members of the Audit Committee
                                    Officers
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                  President and
                             Chief Operating Officer
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                  Second Vice President and Compliance Officer
                                    Custodian
                        State Street Bank & Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                    John Hancock Funds - European Equity Fund


Statement of Assets and Liabilities
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments at value - Note C:
    Common stocks and right (cost - $3,169,184)                                                                 $3,390,855
    Preferred stocks (cost - $47,469)                                                                               52,367
    Short-term investments (cost - $77,000)                                                                         77,000
                                                                                                                ----------
                                                                                                                 3,520,222
    Cash                                                                                                               441
    Foreign currency, at value (cost - $569)                                                                           569
    Receivable for forward foreign currency exchange contracts purchased - Note A                                       13
    Interest receivable                                                                                                 12
    Dividends receivable                                                                                             5,649
    Foreign tax receivable                                                                                             806
    Receivable from John Hancock Advisers, Inc.
    and affiliates - Note B                                                                                          3,805
    Other assets                                                                                                         3
                                                                                                                ----------
                                                                                Total Assets                     3,531,520
                                                                                ------------------------------------------
Liabilities:
    Payable for investments purchased                                                                               39,218
    Payable for forward foreign currency exchange contracts purchased - Note A                                          96
    Payable for forward foreign currency exchange contracts sold - Note A                                                2
    Foreign tax payable                                                                                                671
    Accounts payable and accrued expenses                                                                           13,893
                                                                                                                ----------
                                                                                Total Liabilities                   53,880
                                                                                ------------------------------------------
Net Assets:
    Capital paid-in                                                                                              3,256,923
    Accumulated net realized loss on investments and foreign currency transactions                                  (8,387)
    Net unrealized appreciation of investments and foreign currency transactions                                   226,519
    Undistributed net investment income                                                                              2,585
                                                                                                                ----------
                                                                                Net Assets                      $3,477,640
                                                                                ==========================================
Net Asset Value Per Share:
    (Based on net asset values and shares of beneficial  interest  outstanding -
    unlimited number of shares authorized with no par value)
    Class A - $3,477,640 /324,668                                                                                   $10.71
    ======================================================================================================================
Maximum Offering Price Per Share*
    Class A - ($10.71 x 105.26%)                                                                                    $11.27
    ======================================================================================================================
 *  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - European Equity Fund


Statement of Operations
Period ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                                                 $3,498
   Dividends (net of foreign withholding taxes of $1,308)                                    9,175
                                                                                          --------
                                                                                            12,673
                                                                                          --------

   Expenses:
   Investment management fee - Note B                                                        4,779
   Registration and filing fees                                                              6,395
   Auditing fee                                                                              2,459
   Custodian fee                                                                             2,065
   Transfer agent fee                                                                        1,967
   Distribution and service fee - Note B                                                     1,593
   Printing                                                                                    987
   Financial Service Fee                                                                        94
   Legal fees                                                                                   11
   Miscellaneous                                                                                 4
   Trustees' fees                                                                                4
                                                                                          --------
                Total Expenses                                                              20,358
                ----------------------------------------------------------------------------------
                Less Expense Reductions - Note B                                           (10,270)
                ----------------------------------------------------------------------------------
                Net Expenses                                                                10,088
                ----------------------------------------------------------------------------------
                Net Investment Income                                                        2,585
                ----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
   Net realized gain on investments sold                                                    26,493
   Net realized loss on foreign currency transactions                                      (34,880)
   Change in net unrealized appreciation/depreciation
    of investments                                                                         226,569
   Change in net unrealized appreciation/depreciation
     of foreign currency transactions                                                          (50)
                                                                                          --------
                Net Realized and Unrealized Gain on
                Investments and Foreign Currency Transactions                              218,132
                ----------------------------------------------------------------------------------
                Net Increase in Net Assets
                Resulting from Operations                                                 $220,717
                ==================================================================================

                   John Hancock Funds - European Equity Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------
                                                                                    PERIOD ENDED
                                                                                   APRIL 30, 1998
                                                                                     (UNAUDITED)
                                                                                  ----------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income                                                                  $2,585
Net realized loss on investments sold and foreign
  currency transactions                                                                  (8,387)
Change in net unrealized
  appreciation/depreciation of investments and foreign currency transactions            226,519
                                                                                     ----------
    Net Increase in Net Assets Resulting from Operations                                220,717
                                                                                     ----------

From Fund Share Transactions Net: *                                                   3,256,923
                                                                                     ----------
Net Assets:
  Beginning of period                                                                     -                         -
  End of period (including undistributed net investment income of $2,585)            $3,477,640
                                                                                     ==========
* Analysis of Fund Share Transactions:

                                                             PERIOD ENDED
                                                               APRIL 30,
                                                                 1998
                                                             (UNAUDITED)
                                                    --------------------------
                                                       SHARES        AMOUNT
                                                    ------------- ------------
Class A **
   Shares sold                                            324,811   $3,258,377
                                                       ----------   ----------
                                                          324,811    3,258,377
   Less shares repurchased                                   (143)      (1,454)
                                                       ----------   ----------
   Net increase                                           324,668   $3,256,923
                                                       ==========   ==========

** Class A shares commenced operations on March 2, 1998.

             John Hancock Funds - John Hancock European Equity Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:

-------------------------------------------------------------------------------------------------------

                                                                                FROM MARCH 2, 1998
                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                 TO APRIL 30, 1998
                                                                                    (UNAUDITED)
                                                                           ----------------------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period                                                $10.00
                                                                                       ------
   Net Investment Income (1)                                                             0.01
   Net Realized and Unrealized Gain (Loss) on Investments
      and Foreign Currency Transactions                                                  0.70
                                                                                       ------
     Total from Investment Operations                                                    0.71
                                                                                       ------
   Net Asset Value, End of Period                                                      $10.71
                                                                                       ======
   Total Investment Return at Net Asset Value (2)                                       7.10% (3)
   Total Adjusted Investment Return at Net Asset Value (2,4)                            6.79% (3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted)                                            $3,478
   Ratio of Expenses to Average Net Assets                                              1.90% (5)
   Ratio of Adjusted Expenses to Average Net Assets (6)                                 3.83% (5)
   Ratio of Net Investment Income to Average Net Assets                                 0.49% (5)
   Ratio of Adjusted Net Investment Loss to Average Net Assets (6)                     (1.44%) (5)
   Portfolio Turnover Rate                                                                 4%
   Fee Reduction Per Share (1)                                                          $0.04


(1) Based on the average of shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(5) Annualized.
(6) Unreimbursed, without fee reduction.



Schedule of Investments
April 30, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------

                                                                          NUMBER OF            MARKET
ISSUER DESCRIPTION                                                         SHARES              VALUE
------------------                                                         ------              -----
COMMON STOCKS
Finland (1.94%)
Nokia AB (Telecommunications)                                              1,004                $67,467
                                                                                              ---------
France (14.90%)
Accor SA (Leisure)                                                            70                 19,087
Alcatel Alsthom SA (Telecommunications)                                      236                 43,776
Cap Gemini SA (Computers)                                                    261                 33,911
Carrefour SA (Retail)                                                         43                 24,644
Compagnie de Saint Gobain SA (Building)                                      186                 31,005
Compagnie Financiere de Paribas SA (Banks- Foreign)                          284                 30,238
Compagnie Generale des Eaux (Diversified Operations)                         215                 39,988
France Telecom SA (Telecommunications)*                                      443                 24,121
L'Air Liquide SA (Chemicals)                                                 152                 28,069
L'Oreal SA (Cosmetics & Personal Care)                                        98                 46,791
Legrand SA (Manufacturing)                                                    91                 24,071
Pinault-Printemps-Redoute SA (Retail)                                         37                 27,564
Renault SA (Automobile / Trucks)*                                            525                 24,368
Rexel SA (Electronics)                                                        41                 16,472
Societe BIC SA (Office)                                                      232                 15,971
Synthelabo SA (Medical)                                                      125                 18,820
Total SA (Oil & Gas)                                                         348                 41,394
Valeo SA (Automobile / Trucks)                                               280                 27,856
                                                                                              ---------
                                                                                                518,146
                                                                                              ---------

Germany (11.72%)
Adidas-Salomon AG (Shoes & Related Apparel)                                  122                 20,225
Allianz AG (Insurance)                                                       199                 61,212
Allianz AG - (New shares) (Insurance)*                                         5                  1,524
BASF AG (Chemicals)                                                          687                 30,588
Bayer AG (Chemicals)                                                         450                 20,011
Bayerische Vereinsbank AG (Banks - Foreign)                                  400                 30,425
Daimler-Benz AG (Automobile / Trucks)                                        545                 53,208
Deutsche Bank AG (Banks - Foreign)                                           511                 39,324
Deutsche Telekom AG (Telecommunications)                                     740                 18,721
Fresenius AG (Medical)                                                        85                 18,615
Muenchener Rueckversicherungs-Gesellschaft AG (Ins90ance)                                        41,125
Siemens AG (Diversified Operations)                                          433                 25,335
VEBA AG (Utilities)                                                          717                 47,386
                                                                                              ---------
                                                                                                407,699
                                                                                              ---------

Ireland (3.42%)
Allied Irish Banks PLC (Banks - Foreign)                                   2,908                 40,530
CRH PLC (Building)                                                         2,771                 39,398
Irish Life PLC (Insurance)                                                 4,162                 38,907
                                                                                              ---------
                                                                                                118,835
                                                                                              ---------

                                                                          NUMBER OF            MARKET
ISSUER DESCRIPTION                                                         SHARES              VALUE
------------------                                                         ------              -----

Italy (5.52%)
Credito Italiano SpA (Banks - Foreign)                                    15,716                $82,601
Ente Nazionale Idrocarburi SpA (Oil & Gas)                                 5,309                 35,651
Telecom Italia Mobile SpA (Telecommunications)                            13,653                 49,560
Telecom Italia SpA (Telecommunications)                                    4,562                 24,055
                                                                                              ---------
                                                                                                191,867
                                                                                              ---------
Netherlands (11.21%)
ABN AMRO Holdings NV (Banks - Foreign)                                     2,665                 65,302
Aegon NV (Insurance)                                                         227                 29,419
ASM Lithography Holdings NV (Electronics)*                                   151                 13,701
Dordtsche Petroleum-Industrie MIJ NV (Diversified1,653ations)                                    86,737
ING Groep NV (Banks - Foreign)                                             1,202                 77,888
Koninklijke Ahold NV (Retail)                                              1,207                 37,284
Oce NV (Office)                                                              136                 20,534
Royal Philips Electronics NV (Electronics)                                   351                 30,841
Unilever NV (Food)                                                           397                 28,260
                                                                                              ---------
                                                                                                389,966
                                                                                              ---------

Portugal (2.46%)
Cimpor-Cimentos de Portugal SA (Building)                                  1,000                 36,983
Electricidade de Portugal SA (Utilities)                                     625                 16,309
Portugal Telecom SA (Telecommunications)                                     600                 32,242
                                                                                              ---------
                                                                                                 85,534
                                                                                              ---------

Spain (3.96%)
Banco Bilbao Vizcaya SA (Banks - Foreign)                                  1,036                 53,331
Endesa SA (Utilities)                                                      1,413                 34,328
Telefonica de Espana SA (Telecommunications)                               1,200                 50,112
                                                                                              ---------
                                                                                                137,771
                                                                                              ---------

Sweden (3.28%)
Astra AB (Medical)                                                         1,733                 34,472
Ericsson (LM) Telefonaktiebolaget                                          1,037                 54,649
(Telecommunications)
Sandvik AB (Machinery)                                                       862                 24,829
                                                                                              ---------
                                                                                                113,950
                                                                                              ---------

Switzerland (12.11%)
Adecco SA (Business Services - Misc)                                          91                 39,723
Alusuisse-Lonza Group AG (Containers)*                                        25                 31,989
Clariant AG (Chemicals)                                                       15                 16,145
Nestle SA (Food)                                                              38                 73,695
Novartis AG (Medical)                                                         52                 85,945
Roche Holding AG (Medical)                                                     8                 81,066
Schweizerischer Bankverein (Banks - Foreign)                                 174                 60,416
Zurich Versicherungs-Gesellschaft (Insurance)                                 53                 32,284
                                                                                              ---------
                                                                                                421,263
                                                                                              ---------

United Kingdom (26.96%)
Abbey National PLC (Banks - Foreign)                                       1,900                 35,690
BAA PLC (Transport)                                                        2,815                 28,652
Boots Co. PLC (Retail)                                                     1,586                 24,579
British Aerospace PLC (Aerospace)                                          1,115                 37,264
British Airways PLC (Transport)                                            2,493                 25,979
British Petroleum Co. PLC (Oil & Gas)                                      4,760                 75,241


                                                                          NUMBER OF            MARKET
ISSUER DESCRIPTION                                                         SHARES              VALUE
------------------                                                         ------              -----

United Kingdom (continued)
British Telecommunications PLC (Telecommunications)                        2,500                $27,160
CMG PLC (Computers)                                                          355                 15,851
Diageo PLC (Beverages)                                                     1,425                 16,971
EMAP PLC (Media)                                                             880                 17,914
General Accident PLC (Insurance)                                           1,657                 38,970
General Electric Co. PLC (Electronics)                                     2,000                 16,560
Glaxo Wellcome PLC (Medical)                                               2,922                 82,601
Kingfisher PLC (Retail)                                                    1,160                 21,072
Ladbroke Group PLC (Leisure)                                               4,804                 26,417
Lloyds TSB Group PLC (Banks - Foreign)                                     5,844                 87,537
Marks & Spencer PLC (Retail)                                               1,860                 17,687
Prudential Corp. PLC (Insurance)                                           2,317                 32,827
Reed International PLC (Media)                                             1,968                 17,398
Rentokil Initial PLC (Diversified Operations)                              4,546                 29,295
SEMA Group PLC (Computers)                                                  300                  10,854
Siebe PLC (Diversified Operations)                                         1,336                 29,856
SmithKline Beecham PLC (Medical)                                           5,043                 60,145
Smiths Industries PLC (Manufacturing)                                      1,361                 19,590
TI Group PLC (Manufacturing)                                               1,180                 10,599
Vodafone Group PLC (Telecommunications)                                    5,779                 63,316
WPP Group PLC (Advertising)                                                5,500                 34,913
Zeneca Group PLC (Medical)                                                   754                 32,489
                                                                                             ----------
                                                                                                937,427
                                                                                             ----------

TOTAL COMMON STOCKS
(Cost $3,169,184) (97.48%)                                                                    3,389,925
                                                                                             ----------
PREFERRED STOCKS
Germany (1.51%)
SAP AG (Computers)                                                           105                 52,367
                                                                                             ----------
TOTAL PREFERRED STOCKS
(Cost $47,469) (1.51%)                                                                           52,367
                                                                                             ----------
RIGHTS
Spain (0.02%)
Telefonica de Espana SA (Telecommunications)*                              1,200                    930
                                                                                             ----------
TOTAL RIGHTS
(Cost $0) (0.02%)                                                                                   930
                                                                                             ----------
TOTAL COMMON STOCKS, PREFERRRED STOCKS
AND RIGHTS
(Cost $3,216,653) (99.01%)                                                                    3,443,222
                                                                                             ----------


                                                                 INTEREST        PAR VALUE         MARKET
ISSUER DESCRIPTION                                                 RATE        (000s OMITTED)       VALUE
------------------                                                 ----        --------------       -----
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (2.21%)
Investment in a joint repurchase agreement
   transaction with Toronto Dominion Securities USA, Inc. -
   Dated 04-30-98, Due 05-01-98 (secured by
   U.S. Treasury Notes, 5.00% thru 9.125%,
   due 02-15-99 thru 07-31-00) - Note A                           5.50%            $77             $77,000
                                                                                                ----------


TOTAL SHORT-TERM INVESTMENTS (2.21%)                                                                77,000
                                                                                                ----------
TOTAL INVESTMENTS (101.22%)                                                                      3,520,222
                                                                                                ----------
OTHER ASSETS AND LIABILITIES, NET (1.22%)                                                          (42,582)
                                                                                                ----------
TOTAL NET ASSETS (100.00%)                                                                      $3,477,640
                                                                                                ==========

*Non-Income producing security.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Portfolio Concentration (Unaudited)
April 30, 1998

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's Investments at April 30, 1998 assigned to the various investment categories.

                                                                 MARKET VALUE
                                                                OF SECURITIES
                                                                AS A PERCENTAGE
INVESTMENT CATEGORIES                                           OF NET ASSETS
---------------------                                           ---------------

Advertising                                                           1.00%
Aerospace                                                             1.07
Automobile/Trucks                                                     3.03
Banks-Foreign                                                        17.35
Beverages                                                             0.49
Building                                                              3.09
Business Services- Misc                                               1.14
Chemicals                                                             2.73
Computers                                                             3.25
Containers                                                            0.92
Cosmetics & Personal Care                                             1.35
Diversified Operations                                                6.08
Electronics                                                           2.23
Food                                                                  2.93
Insurance                                                             7.94
Leisure                                                               1.31
Machinery                                                             0.71
Manufacturing                                                         1.56
Media                                                                 1.01
Medical                                                              11.91
Office                                                                1.05
Oil & Gas                                                             4.38
Retail                                                                4.39
Shoes & Related Apparel                                               0.58
Telecommunications                                                   13.12
Transport                                                             1.57
Utilities                                                             2.82
Short- Term Investments                                               2.21
                                                                    ------
                                     TOTAL INVESTMENTS              101.22%
                                                                    ======

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

     John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock European Equity Fund (the "Fund"), John Hancock Global Rx Fund and John Hancock Pacific Basin Equities Fund. The other series of the Trust are reported in separate financial statements. The Fund's investment objective is to achieve long-term capital appreciation through investment in a diversified portfolio of European equity securities.

     The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. No Class B shares were issued during the period ended April 30, 1998. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

     The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $800 million, collectively. Interest is charged to each Fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the period ended April 30, 1998.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securites with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund had no securities lending activity for the period ended April 30, 1998.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00PM, London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS  The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

     At April 30, 1998, open forward foreign currency exchange contracts were as follows:


                                                                    UNREALIZED
                     PRINCIPAL AMOUNT           EXPIRATION         APPRECIATION/
CURRENCY            COVERED BY CONTRACT            DATE           (DEPRECIATION)
--------            -------------------            ----           --------------

SELLS
French Franc               3,423                  MAY 98               ($2)
                                                                       ====
BUYS
Deutsche Mark             31,524                  MAY 98               (54)
Finish Mark               91,012                  MAY 98               (42)
French Franc              28,751                  MAY 98                13
                                                                       ====
                                                                      ($83)

NOTE B--
MANAGEMENT FEE
AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

     The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser, Indocam International Investment Services ("IIIS") (the "Sub-Adviser"). Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000.

     The Adviser has a sub-investment management contract with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, provides the Fund with investment services and advice with respect to that portion of the Fund's assets invested in countries other than the United States. The Adviser pay the Sub-Adviser a fee at the annual rate of 0.35% of the average daily net assets of the Fund.

     The Adviser has agreed to limit the Fund's expenses on Class A and Class B shares to 1.90% and 2.60%, respectively, of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $10,270 for the period ended April 30, 1998. The Adviser reserves the right to terminate this limitation in the future.

     The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 1998, there were no net sales charges received with regard to sales of Class A shares.

     Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. There were no contingent deferred sales charges paid to JH Funds for the period ended April 30, 1998.

     In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

     The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

     The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At April 30, 1998 , the Fund's investments to cover the deferred compensation liability had unrealized appreciation of none.

NOTE C --
INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 1998 aggregated $3,357,977 and $139,571 respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 1998.

     The cost of investments owned at April 30, 1998 (including the joint repurchase agreement) for federal income tax purposes was $3,293,653. Gross unrealized appreciation and depreciation of investments aggregated $283,011 and $56,442, respectively, resulting in unrealized appreciation of $226,569.